INCOME AND SOCIAL CONTRIBUTION TAXES - Income and Social Contribution taxes recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income taxes recoverable	R$ 711,237	R$ 649,400
Social contribution taxes recoverable	141,457	103,193
Total	R$ 852,694	R$ 752,593